Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Abstract
Summary of Future Payments of Commitments

These items exclude amounts recorded in the Consolidated Balance Sheets.

As at December 31, 2017	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total

Transportation and Storage (1)	899	886	919	1,123	1,223	13,260	18,310
Operating Leases (Building Leases) (2)	155	146	142	141	140	2,305	3,029
Capital Commitments	16	2	-	-	-	-	18
Other Long-Term Commitments	109	39	32	28	25	122	355
Total Payments (3)	1,179	1,073	1,093	1,292	1,388	15,687	21,712
Fixed Price Product Sales	-	-	-	-	-	-	-

As at December 31, 2016	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total

Transportation and Storage (1)	682	711	722	1,031	1,239	21,875	26,260
Operating Leases (Building Leases) (2)	101	146	146	145	142	2,465	3,145
Product Purchases	70	-	-	-	-	-	70
Capital Commitments	23	3	-	-	-	-	26
Other Long-Term Commitments	80	27	26	15	15	108	271
Total Payments (3)	956	887	894	1,191	1,396	24,448	29,772
Fixed Price Product Sales	3	-	-	-	-	-	3
(1)	Includes transportation commitments of $9 billion (2016 – $19 billion) that are subject to regulatory approval or have been approved, but are not yet in service.
(2)	Excludes committed payment for which a provision has been provided.
(3)	For 2017, contracts undertaken on behalf of WRB are reflected at Cenovus’s 50 percent interest. For 2016, contracts undertaken on behalf of FCCL and WRB are reflected at Cenovus’s 50 percent interest.